UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedules of Investments

	Schedule of Investments and Securities Sold Short

	Quaker Strategic Growth Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks & Other Investments – 89.16%
	Basic Materials – 25.13%
	Chemicals – 7.39%
	Bayer AG ADR	369,817	$29,344,979
	Potash Corp. of Saskatchewan	306,000	32,344,200
			61,689,179
	Iron & Steel Production – 1.70%
	Nucor Corp.	238,600	14,189,542
	Mining – 16.04%
	Alcoa, Inc.	681,200	26,648,544
	Compahnia Vale do Rio Doce ADR	1,151,800	39,080,574
	Freeport-McMoRan Copper & Gold, Inc.	394,000	41,326,660
	MMC Norilsk Nickel ADR	71,100	18,201,600
	Rio Tinto PLC ADR	25,400	8,722,360
			133,979,738
	Total Basic Materials
	(Cost: $155,354,584)		209,858,459
	Communications – 1.87%
	Telecommunications – 1.87%
	America Movil SA de CV ADR	177,100	11,334,400
	NII Holdings, Inc.(a)	52,655	4,325,608
			15,660,008
	Total Communications
	(Cost: $10,867,527)		15,660,008
	Consumer, Cyclical – 2.11%
	Retail – 2.11%
	CVS Caremark Corp.	445,000	17,635,350
	Total Consumer, Cyclical
	(Cost: $14,788,598)		17,635,350
	Consumer, Non-cyclical – 6.78%
	Agricultural Products – 6.78%
	Archer-Daniels-Midland Co.	748,100	24,747,148
	Bunge Ltd.	296,800	31,891,160
			56,638,308
	Household Products – 0.00%
	Ronco Corp.(a)(b)	932,914	0
	Total Consumer, Non-Cyclical
	(Cost: $51,118,040)		56,638,308
	Diversified – 1.02%
	Holding Companies-Divers – 1.02%
	Star Maritime Acquisition Corp.(a)	610,700	8,555,907
	Total Diversified
	(Cost: $7,056,252)		8,555,907
	Energy – 21.55%
	Gas – 3.18%
	Williams Cos., Inc.	780,800	26,594,048
	Oil & Gas – 18.37%
	Canadian Natural Resources Ltd.	497,200	37,662,900
	ConocoPhillips	398,200	34,950,014
	Rowan Cos., Inc.	645,100	23,597,758
	Transocean, Inc.(a)	293,300	33,157,565
	XTO Energy, Inc.	388,900	24,049,576
			153,417,813
	Total Energy
	(Cost: $148,805,069)		180,011,861
	Financial – 2.00%
	Diversified Financial Services – 2.00%
	NYSE Euronext	210,500	16,665,285
	Total Financial
	(Cost: $16,536,352)		16,665,285
	Healthcare – 2.47%
	Healthcare-Services – 2.47%
	Aetna, Inc.	380,700	20,660,589
	Total Healthcare
	(Cost: $17,563,654)		20,660,589
	Industrial – 20.73%
	Aerospace & Defense – 3.84%
	General Dynamics Corp.	121,100	10,229,317
	Raytheon Co.	342,900	21,883,878
			32,113,195
	Engineering – 2.91%
	McDermott International, Inc.(a)	449,200	24,292,736
	Engineering & Construction – 5.37%
	ABB Ltd. ADR	614,642	16,122,060
	KBR, Inc.(a)	741,200	28,736,324
			44,858,384
	Environmental Control – 0.95%
	American Ecology Corp.	374,691	7,939,702
	Machinery-Diversified – 1.99%
	Cummins, Inc.	130,000	16,625,700
	Metal Fabricate & Hardware – 0.53%
	Haynes International, Inc.(a)	51,565	4,402,104
	Miscellaneous Manufacturing – 5.14%
	ITT Industries, Inc.	225,400	15,311,422
	Siemens AG ADR	201,000	27,587,250
			42,898,672
	Total Industrial
	(Cost: $136,546,106)		173,130,493
	Investment Companies – 0.48%
	Equity Funds – 0.48%
	UltraShort Financials ProShares	50,700	3,995,160
	Total Investment Companies
	(Cost: $4,027,613)		3,995,160
	Technology – 2.83%
	Computers – 1.95%
	International Business Machines Corp.	137,900	16,244,620
	Semiconductors – 0.88%
	Broadcom Corp.(a)	202,000	7,360,880
	Total Technology
	(Cost: $22,549,912)		23,605,500
	Utilities – 2.19%
	Electric – 2.19%
	Allegheny Energy, Inc.(a)	349,200	18,249,192
	Total Utilities
	(Cost: $14,126,189)		18,249,192
	Total Common Stocks
	(Cost $599,339,896)		744,666,112

	Warrant – 0.00%
	Waste Management Services, Inc. Warrants Expiration:
	April 2009, Exercise Price: $12.00(a)(b)	50,000	0
	Total Warrants
	(Cost $0)		0

		Par Value
	SHORT-TERM INVESTMENTS – 12.00%
	Time Deposits – 12.00%
	BB&T - GC 4.37%, 10/01/2007	$26,441,749	$26,441,749
	Wells Fargo - GC 4.37%, 10/01/2007	73,758,631	73,758,631
	Total Short-Term Investments
	(Cost $100,200,380)		100,200,380
	Total Investments
	(Cost $699,540,276) – 101.16%		844,866,492
	Liabilities in Excess of Other Assets, Net (1.16)%		(9,711,408)
	Total Net Assets - 100.00%		$835,155,084

		Number
	Schedule of Securities Sold Short	of Shares
	Common Stocks – 3.18%
	Accenture Ltd.	108,200	$4,355,050
	Bed Bath & Beyond, Inc.(a)	236,100	8,055,732
	Best Buy, Inc.	35,100	1,615,302
	Compucredit Corp.(a)	81,400	1,767,194
	MGIC Investment Corp.	90,100	2,911,131
	Microchip Technology, Inc.	215,400	7,823,328
	Total Common Stocks
	(Proceeds: $26,642,960)		26,527,737
	Total Securities Sold Short
	(Proceeds: $26,642,960)		$26,527,737

	ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Restricted Security

Ronco Corp. was acquired on June 24, 2005 at a cost of $2,865,200. Waste Management Services, Inc. warrants were acquired on November 17, 2006 at a cost of $0. Since market quotations are not readily available for these securities, they were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at September 30, 2007 is $0, which represents 0.00% of total net assets.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$672,897,316
	Gross Unrealized Appreciation		152,326,937
	Gross Unrealized Depreciation		(6,885,498)

	Unrealized Appreciation/Depreciation		$145,441,439

	Schedule of Investments

	Quaker Core Equity Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 99.69%
	Basic Materials – 7.91%
	Chemicals – 4.51%
	Airgas, Inc.	2,800	$144,564
	Albemarle Corp.	3,000	132,600
	Lubrizol Corp.	1,700	110,602
	Rohm & Haas Co.	1,200	66,804
	RPM International, Inc.	5,700	136,515
			591,085
	Iron & Steel Production – 0.84%
	Allegheny Technologies, Inc.	1,000	109,950
	Mining – 2.56%
	BHP Billiton Ltd. ADR	3,000	235,800
	Titanium Metals Corp.(a)	3,000	100,680
			336,480
	Total Basic Materials
	(Cost: $899,616)		1,037,515
	Communications – 13.00%
	Internet Software & Services – 3.46%
	Google, Inc.(a)	800	453,816
	Multimedia – 3.10%
	News Corp. Inc. Class A	7,100	156,129
	The Walt Disney Co.	7,300	251,047
			407,176
	Telecommunications – 6.44%
	America Movil SA de CV ADR	1,500	96,000
	CommScope, Inc.(a)	3,500	175,840
	Corning, Inc.(a)	8,400	207,060
	Harris Corp.	1,400	80,906
	NII Holdings, Inc.(a)	800	65,720
	Telecom Argentina SA ADR(a)	1,000	24,550
	Telekomunikasi Indonesia Tbk PT ADR	4,000	195,280
			845,356
	Total Communications
	(Cost: $1,477,708)		1,706,348
	Consumer, Cyclical – 8.06%
	Airlines – 0.92%
	Copa Holdings SA	3,000	120,150
	Apparel – 0.51%
	CROCS, Inc.(a)	1,000	67,250
	Auto Manufacturers – 2.08%
	Oshkosh Truck Corp.	4,400	272,668
	Auto Parts & Equipment – 2.25%
	Johnson Controls, Inc.	2,500	295,275
	Leisure Time – 0.74%
	Carnival Corp.	2,000	96,860
	Retail – 1.56%
	CVS Caremark Corp.	2,200	87,186
	Lowe's Cos., Inc.	4,200	117,684
			204,870
	Total Consumer, Cyclical
	(Cost: $1,009,855)		1,057,073
	Consumer, Non-cyclical – 8.08%
	Commerical Services – 1.35%
	Administaff, Inc.	1,000	36,300
	Robert Half International, Inc.	2,300	68,678
	Sotheby's Holdings, Inc.	1,500	71,685
			176,663
	Cosmetics & Toiletries – 3.65%
	Procter & Gamble Co.	6,800	478,312
	Food – 0.18%
	Koninklijke Ahold NV ADR	1,600	24,000
	Food & Beverages – 1.60%
	PepsiCo, Inc.	2,860	209,524
	Household Products – 1.30%
	Avery Dennison Corp.	3,000	171,060
	Total Consumer, Non-Cyclical
	(Cost: $1,023,531)		1,059,559
	Energy – 10.29%
	Oil & Gas – 7.33%
	Baker Hughes, Inc.	3,900	352,443
	Chesapeake Energy Corp.	4,000	141,040
	Halliburton Co.	3,200	122,880
	Pride International, Inc.(a)	2,100	76,755
	Valero Energy Corp.	4,000	268,720
			961,838
	Oil & Gas Services – 2.96%
	Cameron International Corp.(a)	1,500	138,435
	Schlumberger Ltd.	1,700	178,500
	Superior Energy Services(a)	2,000	70,880
			387,815
	Total Energy
	(Cost: $1,156,550)		1,349,653
	Financial – 12.32%
	Banks – 2.77%
	Allied Irish Banks PLC ADR	3,800	184,186
	Deutsche Bank AG	1,400	179,746
			363,932
	Diversified Financial Services – 4.68%
	Credit Suisse Group ADR	2,900	192,357
	Investment Technology Group, Inc.(a)	2,200	94,556
	Lehman Brothers Holdings, Inc.	1,300	80,249
	Morgan Stanley	2,400	151,200
	NYSE Euronext	1,200	95,004
			613,366
	Insurance – 4.66%
	ACE Ltd.	3,629	219,808
	American International Group, Inc.	1,400	94,710
	Endurance Specialty Holdings Ltd.	3,200	132,960
	HCC Insurance Holdings, Inc.	2,300	65,872
	Transatlantic Holdings, Inc.	1,400	98,462
			611,812
	Real Estate – 0.21%
	CB Richard Ellis Group, Inc.(a)	1,000	27,840
	Total Financial
	(Cost: $1,726,261)		1,616,950
	Healthcare – 6.60%
	Biotechnology – 0.90%
	Genzyme Corp.(a)	1,900	117,724
	Healthcare-Products – 1.85%
	Johnson & Johnson	3,700	243,090
	Healthcare-Services – 2.16%
	UnitedHealth Group, Inc.	3,400	164,662
	WellPoint, Inc.(a)	1,500	118,380
			283,042
	Pharmaceuticals – 1.69%
	Schering-Plough Corp.	7,000	221,410
	Total Healthcare
	(Cost: $864,412)		865,266
	Industrial – 19.98%
	Aerospace & Defense – 3.62%
	Boeing Co.	3,000	314,970
	Raytheon Co.	2,500	159,550
			474,520
	Building Materials – 0.27%
	American Standard Cos., Inc.	1,000	35,620
	Electrical Components & Equipment – 2.52%
	Avnet, Inc.(a)	4,000	159,440
	Hubbell, Inc.	3,000	171,360
			330,800
	Electronics – 2.62%
	Jabil Circuit, Inc.	10,000	228,400
	Thermo Fisher Scientific, Inc.(a)	2,000	115,440
			343,840
	Engineering & Construction – 0.60%
	ABB Ltd. ADR	3,000	78,690
	Machinery-Diversified – 1.46%
	Cummins, Inc.	500	63,945
	IDEX Corp.	3,500	127,365
			191,310
	Metal Fabricate & Hardware – 1.13%
	Precision Castparts Corp.	1,000	147,980
	Miscellaneous Manufacturing – 4.21%
	Dover Corp.	3,800	193,610
	General Electric Co.	7,440	308,016
	Tyco International Ltd.	1,150	50,991
			552,617
	Transportation – 2.65%
	Kirby Corp.(a)	2,000	88,280
	Norfolk Southern Corp.	5,000	259,550
			347,830
	Trucking & Leasing – 0.90%
	Aircastle Ltd.	2,900	96,918
	GATX Corp.	500	21,375
			118,293
	Total Industrial
	(Cost: $2,418,435)		2,621,500
	Technology – 13.45%
	Computers – 8.17%
	Apple, Inc.(a)	3,300	506,682
	Hewlett-Packard Co.	2,900	144,391
	International Business Machines Corp.	1,700	200,260
	Seagate Technology	3,500	89,530
	Western Digital Corp.(a)	5,200	131,664
			1,072,527

	Semiconductors – 3.80%
	Intel Corp.	10,000	258,600
	Intersil Corp.	1,200	40,116
	Marvell Technology Group Ltd.(a)	5,000	81,850
	MEMC Electronic Materials, Inc.(a)	2,000	117,720
			498,286
	Software – 1.48%
	Activision, Inc.(a)	9,000	194,310
	Total Technology
	(Cost: $1,465,426)		1,765,123
	Total Common Stocks
	(Cost $12,041,794)		13,078,987

		Par Value
	SHORT-TERM INVESTMENT – 0.33%
	Time Deposit – 0.33%
	BBH Grand Cayman 4.37%, 10/01/07	$42,967	$42,967
	Total Short-Term Investment
	(Cost $42,967)		42,967
	Total Investments
	(Cost $12,084,761) – 100.02%		13,121,954
	Liabilities in Excess of Other Assets, Net (0.02)%		(2,067)
	Total Net Assets – 100.00%		$13,119,887

	ADR - American Depositary Receipt
(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$12,084,761
	Gross Unrealized Appreciation		1,356,076
	Gross Unrealized Depreciation		(318,883)

	Unrealized Appreciation/Depreciation		$1,037,193

	Schedule of Investments

	Quaker Small-Cap Growth Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 98.96%
	Basic Materials – 0.51%
	Chemicals – 0.51%
	Chemtura Corp.	2,000	$17,780
	Total Basic Materials
	(Cost: $18,298)		17,780
	Communications – 13.78%
	Advertising – 0.43%
	Valuevision Media, Inc.(a)	2,000	14,820
	Media – 1.83%
	CTC Media, Inc.(a)	1,000	21,960
	Grupo Televisa SA ADR	1,700	41,089
			63,049
	Telecommunications – 11.52%
	Anixter International, Inc.(a)	500	41,225
	C-COR, Inc.(a)	800	9,192
	Centennial Communications Corp.(a)	8,010	81,061
	Corning, Inc.(a)	3,000	73,950
	CPI International, Inc.(a)	2,400	45,624
	Harmonic, Inc.(a)	3,900	41,379
	Network Equipment Technologies, Inc.(a)	2,000	29,000
	Novatel Wireless, Inc.(a)	1,020	23,103
	Orbcomm, Inc.(a)	1,800	13,554
	Telecom Argentina SA ADR(a)	1,600	39,280
			397,368
	Total Communications
	(Cost: $468,571)		475,237
	Consumer, Cyclical – 6.28%
	Airlines – 0.53%
	Allegiant Travel Co.(a)	600	18,192
	Apparel – 1.38%
	Iconix Brand Group, Inc.(a)	2,000	47,580
	Auto Manufacturers – 1.07%
	Force Protection, Inc.(a)	1,700	36,822
	Auto Parts & Equipment – 0.62%
	Noble International Ltd.	1,000	21,290
	Distribution & Wholesale – 0.82%
	Brightpoint, Inc.(a)	1,900	28,519
	Leisure Time – 0.70%
	Carnival Corp.	500	24,215
	Retail – 1.16%
	Jos. A. Bank Clothiers, Inc.(a)	1,200	40,104
	Total Consumer, Cyclical
	(Cost: $196,525)		216,722
	Consumer, Non-cyclical – 7.68%
	Commerical Services – 7.68%
	Administaff, Inc.	1,500	54,450
	AMN Healthcare Services, Inc.(a)	300	5,619
	CBIZ, Inc.(a)	800	6,360
	DynCorp. International, Inc.(a)	1,000	23,110
	Emergency Medical Services Corp.(a)	300	9,075
	Kendle International, Inc.(a)	900	37,377
	Kforce, Inc.(a)	3,000	38,580
	Labor Ready, Inc.(a)	500	9,255
	On Assignment, Inc.(a)	1,500	14,010
	Sotheby's Holdings, Inc.	1,400	66,906
			264,742
	Total Consumer, Non-Cyclical
	(Cost: $266,903)		264,742
	Diversified – 1.19%
	Holding Companies-Diversified – 1.19%
	Leucadia National Corp.	850	40,987
	Total Diversified
	(Cost: $30,372)		40,987
	Energy – 8.56%
	Energy-Alternate Sources – 0.32%
	VeraSun Energy Corp.(a)	1,000	11,000
	Oil & Gas – 5.54%
	ATP Oil & Gas Corp.(a)	1,000	47,030
	Chesapeake Energy Corp.	1,500	52,890
	Mariner Energy, Inc.(a)	3,000	62,130
	Oil States International, Inc.(a)	600	28,980
			191,030
	Oil & Gas Services – 2.70%
	Gulf Island Fabrication, Inc.	1,500	57,585
	Superior Energy Services(a)	1,000	35,440
			93,025
	Total Energy
	(Cost: $283,500)		295,055
	Financial – 8.93%
	Diversified Financial Services – 0.55%
	Marlin Business Services Corp.(a)	1,310	18,772
	Insurance – 5.01%
	Argo Group International Holdings Ltd.(a)	181	7,875
	Harleysville Group, Inc.	200	6,396
	Meadowbrook Insurance Group, Inc.(a)	1,190	10,722
	National Interstate Corp.	1,000	30,790
	SeaBright Insurance Holdings, Inc.(a)	1,500	25,605
	Transatlantic Holdings, Inc.	1,300	91,429
			172,817
	Investment Companies – 1.03%
	KKR Financial Holdings LLC	2,110	35,554
	REITS – 2.34%
	First Industrial Realty Trust, Inc.	1,200	46,644
	Lexington Realty Trust	1,700	34,017
			80,661
	Total Financial
	(Cost: $342,642)		307,804
	Healthcare – 16.02%
	Healthcare-Products – 3.49%
	Cynosure, Inc.(a)	400	14,760
	Hologic, Inc.(a)	1,100	67,100
	SonoSite, Inc.(a)	950	28,994
	Trinity Biotech PLC ADR(a)	900	9,450
			120,304
	Healthcare-Services – 1.78%
	AMERIGROUP Corp.(a)	500	17,240
	Centene Corp.(a)	500	10,755
	Sun Healthcare Group, Inc.(a)	2,000	33,420
			61,415
	Medical Services – 0.42%
	Alliance Imaging, Inc.(a)	1,600	14,496
	Pharmaceuticals – 10.33%
	Aspreva Pharmaceuticals Corp.(a)	5,000	102,600
	Bradley Pharmaceuticals, Inc.(a)	2,600	47,320
	Isis Pharmaceuticals, Inc.(a)	1,200	17,964
	K-V Pharmaceutical Co.(a)	3,000	85,800
	Sciele Pharma, Inc.(a)	3,400	88,468
	Valeant Pharmaceuticals International(a)	900	13,932
			356,084
	Total Healthcare
	(Cost: $520,383)		552,299
	Industrial – 19.28%
	Aerospace & Defense – 2.31%
	AAR Corp.(a)	1,400	42,476
	Esterline Technologies Corp.(a)	200	11,410
	Moog, Inc.(a)	590	25,925
			79,811
	Building Materials – 2.40%
	AAON, Inc.	300	5,919
	Apogee Enterprises, Inc.	330	8,560
	Goodman Global, Inc.(a)	1,680	40,118
	Interline Brands, Inc.(a)	1,230	28,278
			82,875
	Electronic Equipment & Instruments – 0.39%
	Technitrol, Inc.	500	13,475
	Electronics – 0.91%
	Benchmark Electronics, Inc.(a)	1,000	23,870
	Kemet Corp.(a)	1,000	7,350
			31,220
	Environmental Control – 0.52%
	Clean Harbors, Inc.(a)	400	17,808
	Industrial Equipment – 0.68%
	Belden CDT, Inc.	500	23,455
	Machinery-Diversified – 3.33%
	Applied Industrial Technologies, Inc.	1,260	38,846
	Columbus McKinnon Corp.(a)	500	12,445
	IDEX Corp.	1,000	36,390
	Kadant, Inc.(a)	970	27,160
			114,841
	Metal Fabricate & Hardware – 1.36%
	Quanex Corp.	1,000	46,980
	Miscellaneous Manufacturing – 2.49%
	American Railcar Industries, Inc.	1,000	22,020
	Barnes Group, Inc.	2,000	63,840
			85,860
	Packaging & Containers – 1.76%
	Greif, Inc.	1,000	60,680
	Transportation – 2.82%
	HUB Group, Inc.(a)	2,500	75,075
	Kirby Corp.(a)	500	22,070
			97,145
	Trucking & Leasing – 0.31%
	Greenbrier Cos., Inc.	400	10,684
	Total Industrial
	(Cost: $658,374)		664,834
	Technology – 16.03%
	Computers – 4.24%
	Smart Modular Technologies, Inc.(a)	3,680	26,312
	Super Micro Computer, Inc.(a)	2,500	24,400
	Synaptics, Inc.(a)	2,000	95,520
			146,232
	Semiconductors – 10.13%
	Advanced Analogic Technologies, Inc.(a)	600	6,384
	Asyst Technologies, Inc.(a)	10,000	52,900
	Diodes, Inc.(a)	1,350	43,335
	Microsemi Corp.(a)	1,500	41,820
	OmniVision Technologies, Inc.(a)	1,000	22,730
	ON Semiconductor Corp.(a)	5,000	62,800
	Skyworks Solutions, Inc.(a)	600	5,424
	Syntax-Brillian Corp.(a)	1,200	4,884
	Zoran Corp.(a)	5,400	109,080
			349,357
	Software – 1.66%
	Actuate Corp.(a)	1,300	8,385
	Epicor Software Corp.(a)	1,000	13,770
	JDA Software Group, Inc.(a)	700	14,462
	SYNNEX Corp.(a)	1,000	20,560
			57,177
	Total Technology
	(Cost: $526,299)		552,766
	Utilities – 0.70%
	Electric – 0.70%
	Centerpoint Energy, Inc.	1,500	24,045
	Total Utilities
	(Cost: $24,779)		24,045
	Total Common Stocks
	(Cost $3,336,646)		3,412,271

		Par Value
	SHORT-TERM INVESTMENT – 1.03%
	Time Deposit – 1.03%
	BBH Grand Cayman 4.37%, 10/01/2007	$35,557	$35,557
	Total Short-Term Investment
	(Cost $35,557)		35,557
	Total Investments
	(Cost $3,372,203) – 99.99%		3,447,828
	Other Assets in Excess of Liabilities, Net 0.01%		277
	Total Net Assets – 100.00%		$3,448,105

	ADR - American Depositary Receipt

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$3,372,203
	Gross Unrealized Appreciation		271,535
	Gross Unrealized Depreciation		(195,910)

	Unrealized Appreciation/Depreciation		$75,625

	Schedule of Investments

	Quaker Capital Opportunities Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 84.02%
	Basic Materials – 5.88%
	Chemicals – 5.88%
	Air Products & Chemicals, Inc.	6,600	$645,216
	Praxair, Inc.	4,300	360,168
			1,005,384
	Total Basic Materials
	(Cost: $711,353)		1,005,384
	Communications – 8.35%
	Advertising – 4.58%
	Omnicom Group, Inc.	16,300	783,867
	Communication Services – 3.77%
	Western Union Co.(a)	30,700	643,779
	Total Communications
	(Cost: $1,550,907)		1,427,646
	Consumer, Cyclical – 6.00%
	Retail – 6.00%
	CVS Caremark Corp.	17,200	681,636
	Walgreen Co.	7,300	344,852
			1,026,488
	Total Consumer, Cyclical
	(Cost: $854,115)		1,026,488
	Consumer, Non-cyclical – 12.24%
	Cosmetics & Toiletries – 3.88%
	Colgate-Palmolive Co.	9,300	663,276
	Food & Beverages – 8.36%
	Diageo PLC ADR	8,200	719,386
	PepsiCo, Inc.	9,700	710,622
			1,430,008
	Total Consumer, Non-Cyclical
	(Cost: $1,636,455)		2,093,284
	Energy – 2.15%
	Oil & Gas – 2.15%
	ConocoPhillips	4,200	368,634
	Total Energy
	(Cost: $321,171)		368,634
	Financial – 6.18%
	Financial Services – 2.88%
	Principal Financial Group, Inc.	7,800	492,102
	Insurance – 3.30%
	The Hartford Financial Services Group, Inc.	6,100	564,555
	Total Financial
	(Cost: $955,208)		1,056,657
	Healthcare – 18.38%
	Biotechnology – 5.78%
	Genentech, Inc.(a)	7,900	616,358
	Gilead Sciences, Inc.(a)	9,100	371,917
			988,275
	Healthcare-Services – 3.51%
	UnitedHealth Group, Inc.	12,400	600,532
	Pharmaceuticals – 9.09%
	Barr Pharmaceuticals, Inc.(a)	6,200	352,842
	Novartis AG ADR	10,700	588,072
	Teva Pharmaceutical Industries Ltd. ADR	13,800	613,686
			1,554,600
	Total Healthcare
	(Cost: $3,091,079)		3,143,407
	Industrial – 10.33%
	Aerospace & Defense – 6.19%
	General Dynamics Corp.	6,240	527,093
	L-3 Communication Holdings, Inc.	5,200	531,128
			1,058,221
	Miscellaneous Manufacturing – 4.14%
	Textron, Inc.	11,400	709,194
	Total Industrial
	(Cost: $1,399,002)		1,767,415
	Technology – 14.51%
	Computer Services – 7.28%
	Automatic Data Processing, Inc.	12,100	555,753
	Oracle Corp.(a)	31,800	688,470
			1,244,223
	Computer Software & Services – 3.63%
	Microsoft Corp.	21,095	621,458
	Computers – 3.60%
	International Business Machines Corp.	5,230	616,094
	Total Technology
	(Cost: $2,246,930)		2,481,775
	Total Common Stocks
	(Cost $12,766,220)		14,370,690

		Par Value
	SHORT-TERM INVESTMENT – 16.24%
	Time Deposit – 16.24%
	Citibank (Nassau) 4.37%, 10/01/2007	$2,777,880	$2,777,880
	Total Short-Term Investment
	(Cost $2,777,880)		2,777,880
	Total Investments
	(Cost $15,544,100) – 100.26%		17,148,570
	Liabilities in Excess of Other Assets, Net (0.26)%		(43,647)
	Total Net Assets – 100.00%		$17,104,923

	ADR - American Depositary Receipt

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$15,544,100
	Gross Unrealized Appreciation		1,839,671
	Gross Unrealized Depreciation		(235,201)

	Unrealized Appreciation/Depreciation		$1,604,470

	Schedule of Investments and Securities Sold Short

	Quaker Biotech Pharma-Healthcare Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Domestic Common Stocks – 70.96%
	Healthcare – 70.96%
	Biotechnology – 55.34%
	Allergan, Inc.	6,540	$421,634
	Amylin Pharmaceuticals, Inc.(a)	3,891	194,550
	Biogen Idec, Inc.(a)	6,205	411,578
	Celgene Corp.(a)	8,700	620,397
	CV Therapeutics, Inc.(a)	21,696	194,830
	Gilead Sciences, Inc.(a)	17,058	697,160
	Human Genome Sciences, Inc.(a)	29,500	303,555
	Illumina, Inc.(a)	6,741	349,723
	ImClone Systems, Inc.(a)	12,602	520,967
	InterMune, Inc.(a)	9,992	191,147
	Momenta Pharmaceuticals, Inc.(a)	20,470	233,153
	Myriad Genetics, Inc.(a)	8,659	451,567
	Onyx Pharmaceuticals, Inc.(a)	6,765	294,413
	Progenics Pharmaceuticals, Inc.(a)	18,571	410,605
	Savient Pharmaceuticals, Inc.(a)	13,621	198,186
			5,493,465
	Healthcare-Products – 2.09%
	Align Technology, Inc.(a)	8,185	207,326
	Pharmaceuticals – 13.53%
	Cardiome Pharma Corp.(a)	49,676	468,941
	Cubist Pharmaceuticals, Inc.(a)	9,995	211,194
	Dynavax Technologies Corp.(a)	46,800	200,772
	Isis Pharmaceuticals, Inc.(a)	17,882	267,693
	The Medicines Co.(a)	10,903	194,182
			1,342,782
	Total Healthcare
	(Cost: $6,349,202)		7,043,573
	Total Domestic Common Stocks
	(Cost $6,349,202)		7,043,573

	Foreign Common Stocks – 3.52%
	Canada – 1.00%
	Biotechnology – 1.00%
	ConjuChem Biotechnologies, Inc.(a)	242,690	98,823
	Total Canada
	(Cost: $196,477)		98,823
	Switzerland – 2.52%
	Therapeutics – 2.52%
	Speedel Holding AG(a)	1,910	250,664
	Total Switzerland
	(Cost: $264,481)		250,664
	Total Foreign Common Stocks
	(Cost $460,958)		349,487

		Number
		of Contracts *
	Put Option – 0.00%
	P/O Gilead Science Oct 40 Expiration: October, 2007
	Exercise Price: $0.00	6	444
	Total Put Options
	(Cost $456)		444

		Par Value
	Short-Term Investments – 16.94%
	Foreign Currencies – 1.97%
	Canadian Dollar	$2,056	$2,067
	Swiss Franc	225,020	193,266
			195,333
	Time Deposit – 14.97%
	Wells Fargo - GC 4.37%, 10/01/2007	1,486,033	1,486,033
	Total Short-Term Investments
	(Cost $1,677,320)		1,681,366
	Total Investments
	(Cost $8,487,936) – 91.42%		9,074,870
	Other Assets in Excess of Liabilities, Net 8.58%		851,425
	Total Net Assets - 100.00%		$9,926,295

		Number
	Schedule of Securities Sold Short	of Shares
	Common Stocks – 9.47%
	Actelion, Ltd.	3,472	$192,342
	Genentech, Inc.(a)	2,567	200,277
	Powershares QQQ NASDAQ 100	8,984	461,868
	Sepracor, Inc.(a)	3,100	85,250
	Total Common Stocks (Proceeds: $897,579)		939,737
	Total Securities Sold Short (Proceeds: $897,579)		$939,737

(a)	Non-income producing security.

*	One Option Contract is equivalent to one hundred shares of common stock.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$7,590,357
	Gross Unrealized Appreciation		1,101,955
	Gross Unrealized Depreciation		(557,179)

	Unrealized Appreciation/Depreciation		$544,776

	Schedule of Investments

	Quaker Mid-Cap Value Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 99.14%
	Basic Materials – 7.20%
	Chemicals – 2.43%
	Sherwin-Williams Co.	60,000	$3,942,600
	Iron & Steel Production – 3.24%
	Steel Dynamics, Inc.	112,500	5,253,750
	Mining – 1.53%
	Southern Copper Corp.	20,000	2,476,600
	Total Basic Materials
	(Cost: $8,523,184)		11,672,950
	Communications – 2.14%
	Telecommunications – 2.14%
	RF Micro Devices, Inc.(a)	515,000	3,465,950
	Total Communications
	(Cost: $3,234,132)		3,465,950
	Consumer, Cyclical – 19.78%
	Apparel – 2.49%
	VF Corp.	50,000	4,037,500
	Auto Manufacturers – 2.29%
	Oshkosh Truck Corp.	60,000	3,718,200
	Auto Parts & Equipment – 3.61%
	Johnson Controls, Inc.	25,000	2,952,750
	Magna International, Inc.	30,000	2,889,300
			5,842,050
	Home Builders – 2.08%
	Thor Industries, Inc.	75,000	3,374,250
	Leisure Time – 1.43%
	Harley-Davidson, Inc.	50,000	2,310,500
	Retail – 7.88%
	American Eagle Outfitters, Inc.	250,000	6,577,500
	J.C. Penney Co., Inc.	60,000	3,802,200
	Sonic Automotive, Inc.	100,000	2,394,000
			12,773,700
	Total Consumer, Cyclical
	(Cost: $31,362,276)		32,056,200
	Energy – 9.12%
	Oil & Gas – 4.94%
	Helix Energy Solutions Group, Inc.(a)	80,000	3,396,800
	Nabors Industries Ltd.(a)	150,000	4,615,500
			8,012,300
	Oil & Gas Services – 4.18%
	BJ Services Co.	140,000	3,717,000
	Grant Prideco, Inc.(a)	56,000	3,053,120
			6,770,120
	Total Energy
	(Cost: $14,133,768)		14,782,420
	Financial – 16.74%
	Insurance – 16.74%
	Cigna Corp.	75,000	3,996,750
	HCC Insurance Holdings, Inc.	150,000	4,296,000
	Lincoln National Corp.	75,000	4,947,750
	Philadelphia Consolidated Holding Corp.(a)	120,000	4,960,800
	Reinsurance Group of America, Inc.	65,849	3,732,980
	W.R. Berkley Corp.	175,000	5,185,250
			27,119,530
	Total Financial
	(Cost: $26,798,983)		27,119,530
	Healthcare – 11.89%
	Healthcare-Services – 3.07%
	Coventry Health Care, Inc.(a)	80,000	4,976,800
	Pharmaceuticals – 8.82%
	Barr Pharmaceuticals, Inc.(a)	100,000	5,691,000
	Forest Laboratories, Inc.(a)	100,000	3,729,000
	NBTY, Inc.(a)	120,000	4,872,000
			14,292,000
	Total Healthcare
	(Cost: $19,244,892)		19,268,800
	Industrial – 21.43%
	Aerospace & Defense – 3.15%
	L-3 Communication Holdings, Inc.	50,000	5,107,000
	Electrical Components & Equipment – 5.37%
	Ametek, Inc.	100,000	4,322,000
	Amphenol Corp.	110,000	4,373,600
			8,695,600
	Hand & Machine Tools – 3.11%
	Lincoln Electric Holdings, Inc.	65,000	5,044,650
	Machinery-Diversified – 0.99%
	Cummins, Inc.	12,500	1,598,625
	Miscellaneous Manufacturing – 6.23%
	Parker Hannifin Corp.	45,000	5,032,350
	Trinity Industries, Inc.	135,000	5,067,900
			10,100,250
	Transportation – 2.58%
	CSX Corp.	50,000	2,136,500
	YRC Worldwide, Inc.(a)	75,000	2,049,000
			4,185,500
	Total Industrial
	(Cost: $29,717,311)		34,731,625
	Technology – 10.84%
	Electrical Components & Equipment – 3.61%
	Altera Corp.	242,800	5,846,624
	Semiconductors – 5.13%
	Kla-Tencor Corp.	70,000	3,904,600
	Maxim Integrated Products, Inc.	150,000	4,402,500
			8,307,100
	Software – 2.10%
	SEI Investments Co.	125,000	3,410,000
	Total Technology
	(Cost: $15,749,831)		17,563,724
	Total Common Stocks
	(Cost $148,764,377)		160,661,199

			Fair
		Par Value	Value
	SHORT-TERM INVESTMENT – 0.55%
	Time Deposit – 0.55%
	Wells Fargo - GC 4.37%, 10/01/2007	$886,456	$886,456
	Total Short-Term Investment
	(Cost $886,456)		886,456
	Total Investments
	(Cost $149,650,833) – 99.69%		161,547,655
	Other Assets in Excess of Liabilities, Net 0.31%		506,866
	Total Net Assets – 100.00%		$162,054,521

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$149,650,833
	Gross Unrealized Appreciation		18,285,186
	Gross Unrealized Depreciation		(6,388,364)

	Unrealized Appreciation/Depreciation		$11,896,822

	Schedule of Investments

	Quaker Small-Cap Value Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 100.08%
	Basic Materials – 5.20%
	Chemicals – 2.31%
	Methanex Corp.	15,200	$386,080
	Nova Chemicals Corp.	20,400	787,440
	Schulman A, Inc.	17,300	341,329
	Terra Industries, Inc.(a)	12,600	393,876
			1,908,725
	Iron & Steel Production – 2.89%
	AK Steel Holding Corp.(a)	9,300	408,735
	Schnitzer Steel Industries, Inc.	10,900	798,861
	Steel Dynamics, Inc.	18,700	873,290
	Universal Stainless & Alloy(a)	7,600	302,404
			2,383,290
	Total Basic Materials
	(Cost: $3,346,433)		4,292,015
	Communications – 9.65%
	Internet – 4.58%
	Blue Coat Systems, Inc.(a)	3,900	307,164
	Blue Nile, Inc.(a)	6,800	640,016
	Check Point Software Technologies(a)	32,300	813,314
	Imergent, Inc.	26,700	598,881
	j2 Global Communications, Inc.(a)	11,800	386,214
	S1 Corp.(a)	38,100	344,805
	Vasco Data Security International, Inc.(a)	9,800	346,038
	Vignette Corp.(a)	16,800	337,176
			3,773,608
	Internet Software & Services – 0.79%
	United Online, Inc.	43,300	649,933
	Media – 0.26%
	Westwood One, Inc.	79,100	217,525
	Telecommunications – 4.02%
	Adtran, Inc.	13,700	315,511
	InterDigital, Inc.(a)	21,500	446,770
	Novatel Wireless, Inc.(a)	24,900	563,985
	Plantronics, Inc.	21,600	616,680
	Premiere Global Services, Inc.(a)	51,700	654,005
	Sierra Wireless, Inc.(a)	13,700	288,796
	USA Mobility, Inc.	25,400	428,498
			3,314,245
	Total Communications
	(Cost: $8,059,250)		7,955,311
	Consumer, Cyclical – 16.48%
	Apparel – 1.41%
	Deckers Outdoor Corp.(a)	6,800	746,640
	Gymboree Corp.(a)	11,700	412,308
			1,158,948
	Auto Parts & Equipment – 1.88%
	Autoliv, Inc.	4,400	262,900
	Cooper Tire & Rubber Co.	14,500	353,800
	Lear Corp.(a)	10,300	330,630
	TRW Automotive Holdings Corp.(a)	19,000	601,920
			1,549,250
	Distribution & Wholesale – 1.93%
	Building Materials Holding Corp.	26,100	276,138
	Ingram Micro, Inc.(a)	33,800	662,818
	Tech Data Corp.(a)	16,200	649,944
			1,588,900
	Household Products – 0.79%
	Toro Co.	11,100	653,013
	Leisure Time – 1.17%
	Ambassadors Group, Inc.	9,200	350,520
	Polaris Industries, Inc.	14,100	615,042
			965,562
	Retail – 8.47%
	Aeropostale, Inc.(a)	25,350	483,171
	AnnTaylor Stores Corp.(a)	20,500	649,235
	Barnes & Noble, Inc.	14,900	525,374
	Big Lots, Inc.(a)	21,500	641,560
	BJ's Wholesale Club, Inc.(a)	10,400	344,864
	Brinker International, Inc.	14,100	386,904
	Dollar Tree Stores, Inc.(a)	14,000	567,560
	Ezcorp, Inc.(a)	42,000	564,900
	First Cash Financial Services, Inc.(a)	26,500	620,630
	Jack in the Box, Inc.(a)	10,600	687,304
	School Specialty, Inc.	13,800	477,894
	The Buckle, Inc.	17,000	644,980
	Tween Brands, Inc.(a)	12,000	394,080
			6,988,456
	Toys & Hobbies – 0.83%
	Hasbro, Inc.	24,500	683,060
	Total Consumer, Cyclical
	(Cost: $12,864,930)		13,587,189
	Consumer, Non-cyclical – 10.23%
	Beverages – 0.50%
	Hansen Natural Corp.(a)	7,300	413,764
	Commerical Services – 6.66%
	Advance America Cash Advance Centers, Inc.	26,300	280,621
	Bankrate, Inc.(a)	9,500	438,140
	Bowne & Co, Inc.	36,100	601,426
	Chemed Corp.	11,200	696,192
	ChoicePoint, Inc.	18,100	686,352
	Convergys Corp.(a)	26,000	451,360
	Labor Ready, Inc.(a)	30,500	564,555
	Robert Half International, Inc.	11,800	352,348
	United Rentals, Inc.(a)	12,100	389,257
	Universal Technical Institute, Inc.(a)	22,800	410,400
	Weight Watchers International, Inc.	10,800	621,648
			5,492,299
	Cosmetics / Personal Care – 0.51%
	Elizabeth Arden, Inc.(a)	15,600	420,576
	Food – 1.22%
	Fresh Del Monte Produce, Inc.	12,200	350,750
	Sanderson Farms, Inc.	15,800	658,386
			1,009,136
	Household Products – 1.34%
	American Greetings Corp.	25,700	678,480
	Blyth, Inc.	20,700	423,315
			1,101,795
	Total Consumer, Non-Cyclical
	(Cost: $8,947,734)		8,437,570
	Energy – 7.00%
	Coal – 0.36%
	Massey Energy Co.	13,500	294,570
	Energy-Alternate Sources – 0.60%
	Headwaters, Inc.(a)	33,300	495,504
	Oil & Gas – 5.27%
	ATP Oil & Gas Corp.(a)	7,200	338,616
	Frontier Oil Corp.	16,800	699,552
	Helmerich & Payne, Inc.	19,600	643,468
	Holly Corp.	11,900	711,977
	Oil States International, Inc.(a)	7,000	338,100
	Patterson-UTI Energy, Inc.	31,500	710,955
	Petroquest Energy, Inc.(a)	33,800	362,674
	SEACOR Holdings, Inc.(a)	5,700	542,070
			4,347,412
	Pipelines – 0.77%
	Oneok, Inc.	13,400	635,160
	Total Energy
	(Cost: $5,684,044)		5,772,646
	Financial – 18.53%
	Banks – 3.24%
	Colonial BancGroup, Inc.	16,000	345,920
	Corus Bankshares, Inc.	37,000	481,740
	Credicorp Ltd.	12,100	819,170
	SVB Financial Group(a)	13,300	629,888
	Webster Financial Corp.	9,400	395,928
			2,672,646
	Diversified Financial Services – 2.73%
	Eaton Vance Corp.	19,200	767,232
	Federated Investors, Inc.	19,600	778,120
	Greenhill & Co., Inc.	11,600	708,180
			2,253,532
	Financial Services – 0.43%
	Banco Latinoamericano De Exportaciones SA	19,400	352,692
	Insurance – 8.70%
	American Physicians Capital, Inc.	14,250	555,180
	Axis Capital Holdings Ltd.	17,900	696,489
	Endurance Specialty Holdings Ltd.	8,900	369,795
	Everest Re Group Ltd.	4,900	540,176
	FPIC Insurance Group, Inc.(a)	12,800	551,040
	Hanover Insurance Group, Inc.	14,100	623,079
	Platinum Underwriters Holdings Ltd.	10,400	373,984
	PMI Group, Inc.	23,000	752,100
	RLI Corp.	11,900	674,968
	Safeco Corp.	12,000	734,640
	Safety Insurance Group, Inc.	10,000	359,400
	Triad Guaranty, Inc.(a)	33,100	627,907
	Zenith National Insurance Corp.	7,000	314,230
			7,172,988
	Real Estate – 0.93%
	Jones Lang LaSalle, Inc.	7,500	770,700
	Savings & Loans – 2.50%
	BankUnited Financial Corp.	31,000	481,740
	First Niagara Financial Group, Inc.	48,100	680,615
	FirstFed Financial Corp.(a)	12,600	624,330
	Franklin Bank Corp.(a)	29,900	275,080
			2,061,765
	Total Financial
	(Cost: $15,647,606)		15,284,323
	Healthcare – 11.35%
	Biotechnology – 2.95%
	Integra Lifesciences Holdings Corp.(a)	8,700	422,646
	Invitrogen Corp.(a)	10,400	849,992
	Lifecell Corp.(a)	21,200	796,484
	Martek Biosciences Corp.(a)	12,400	359,972
			2,429,094
	Healthcare-Products – 3.09%
	Conmed Corp.(a)	19,800	554,202
	Haemonetics Corp.(a)	7,300	360,766
	Invacare Corp.	25,000	584,500
	Quidel Corp.(a)	36,400	711,984
	STERIS Corp.	12,400	338,892
			2,550,344
	Healthcare-Services – 0.79%
	Health Net, Inc.(a)	12,100	654,005
	Medical Services – 0.63%
	Apria Healthcare Group, Inc.(a)	19,800	514,998
	Pharmaceuticals – 3.89%
	Aspreva Pharmaceuticals Corp.(a)	28,000	574,560
	Axcan Pharma, Inc.(a)	30,700	637,639
	Biovail Corp.	28,700	498,519
	Endo Pharmaceuticals Holdings, Inc.(a)	10,100	313,201
	Herbalife Ltd.	8,100	368,226
	King Pharmaceuticals, Inc.(a)	17,400	203,928
	OSI Pharmaceuticals, Inc.(a)	18,000	611,820
			3,207,893
	Total Healthcare
	(Cost: $8,991,104)		9,356,334
	Industrial – 14.20%
	Aerospace & Defense – 1.20%
	Alliant Techsystems, Inc.(a)	4,200	459,060
	United Industrial Corp.	7,100	534,346
			993,406
	Building Materials – 1.26%
	Apogee Enterprises, Inc.	13,000	337,220
	Goodman Global, Inc.(a)	14,500	346,260
	Lennox International, Inc.	10,500	354,900
			1,038,380
	Electrical Components & Equipment – 1.09%
	Encore Wire Corp.	21,000	527,730
	Insteel Industries, Inc.	23,900	366,865
			894,595
	Electronics – 3.40%
	American Science & Engineering, Inc.	7,700	482,482
	Celestica, Inc.(a)	59,400	362,934
	CTS Corp.	11,500	148,350
	Cymer, Inc.(a)	8,100	310,959
	Dionex Corp.(a)	5,700	452,922
	Tektronix, Inc.	21,600	599,184
	Vishay Intertechnology, Inc.(a)	34,400	448,232
			2,805,063
	Engineering & Construction – 0.68%
	Dycom Industries, Inc.(a)	18,200	557,466
	Environmental Control – 0.45%
	American Ecology Corp.	17,500	370,825

	Machinery-Diversified – 1.14%
	Gardner Denver, Inc.(a)	15,600	608,400
	Zebra Technologies Corp.(a)	9,000	328,410
			936,810
	Metal Fabricate & Hardware – 0.42%
	Mueller Industries, Inc.	9,600	346,944
	Miscellaneous Manufacturing – 1.69%
	EnPro Industries, Inc.(a)	16,000	649,600
	Harsco Corp.	6,800	403,036
	Sturm Ruger & Co., Inc.(a)	19,000	340,290
			1,392,926
	Packaging & Containers – 0.33%
	Ball Corp.	5,100	274,125
	Transportation – 2.54%
	Excel Maritime Carriers Ltd.	10,500	585,900
	Ryder System, Inc.	12,500	612,500
	Saia, Inc.(a)	17,400	287,622
	Tsakos Energy Navigation Ltd.	8,700	612,567
			2,098,589
	Total Industrial
	(Cost: $11,719,741)		11,709,129
	Technology – 4.96%
	Computer Software & Services – 0.59%
	MicroStrategy, Inc.(a)	6,100	483,974
	Data Processing – 1.61%
	Dun & Bradstreet Corp.	7,000	690,270
	Fair Isaac Corp.	17,700	639,147
			1,329,417
	Semiconductors – 1.30%
	Credence Systems Corp.(a)	85,600	264,504
	Emulex Corp.(a)	16,100	308,637
	Mattson Technology, Inc.(a)	58,200	503,430
			1,076,571
	Software – 1.46%
	Cognos, Inc.(a)	8,300	344,699
	Compuware Corp.(a)	65,400	524,508
	SYNNEX Corp.(a)	16,200	333,072
			1,202,279
	Total Technology
	(Cost: $4,522,027)		4,092,241
	Utilities – 2.48%
	Electric – 1.52%
	Alliant Energy Corp.	6,200	237,584
	El Paso Electric Co.(a)	26,100	603,693
	Wisconsin Energy Corp.	9,200	414,276
			1,255,553
	Gas – 0.96%
	Energen Corp.	13,900	793,968
	Total Utilities
	(Cost: $1,579,266)		2,049,521
	Total Common Stocks
	(Cost $81,362,135)		82,536,279

	Warrant – 0.00%
	Imperial Credit Industries, Inc. Warrants Expiration:
	January 2008, Exercise Price: $2.15(a)(b)	806	0
	Total Warrants
	(Cost $0)		0

		Par Value
	SHORT-TERM INVESTMENT – 0.24%
	Time Deposit – 0.24%
	Wells Fargo-GC 4.37%, 10/01/2007	$195,220	$195,220
	Total Short-Term Investment
	(Cost $195,220)		195,220
	Total Investments
	(Cost $81,557,355) – 100.32%		82,731,499
	Liabilities in Excess of Other Assets, Net (0.32)%		(264,700)
	Total Net Assets – 100.00%		$82,466,799

(a)	Non-income producing security.
(b)	Imperial Credit Industries, Inc. warrants were acquired on October 19, 2004 at a cost of $0. Since market
	quotations are not readily available for this security, it was valued at fair value as determined by the Adviser
	using procedures approved by the Board of Trustees. The total fair value of such securities at September 30,
	2007 is $0, which represents 0.00% of total net assets.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$81,557,355
	Gross Unrealized Appreciation		8,239,372
	Gross Unrealized Depreciation		(7,065,228)

	Unrealized Appreciation/Depreciation		$1,174,144

	Schedule of Investments

	Quaker Core Value Fund
	September 30, 2007 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 98.94%
	Basic Materials – 10.33%
	Chemicals – 6.49%
	Airgas, Inc.	1,000	$51,630
	Albemarle Corp.	1,000	44,200
	Chemtura Corp.	4,000	35,560
	Lubrizol Corp.	500	32,530
	Rohm & Haas Co.	700	38,969
	RPM International, Inc.	1,900	45,505
			248,394
	Iron & Steel Production – 1.44%
	Allegheny Technologies, Inc.	500	54,975
	Mining – 2.40%
	BHP Billiton Ltd. ADR	1,000	78,600
	Titanium Metals Corp.(a)	400	13,424
			92,024
	Total Basic Materials
	(Cost: $358,455)		395,393
	Communications – 11.97%
	Internet Software & Services – 3.41%
	Google, Inc.(a)	230	130,472
	Multimedia – 2.50%
	News Corp. Inc. Class A	1,950	42,880
	The Walt Disney Co.	1,540	52,961
			95,841
	Telecommunications – 6.06%
	America Movil SA de CV ADR	1,000	64,000
	Anixter International, Inc.(a)	700	57,715
	Corning, Inc.(a)	2,000	49,300
	Telecom Argentina SA ADR(a)	500	12,275
	Telekomunikasi Indonesia Tbk PT ADR	1,000	48,820
			232,110
	Total Communications
	(Cost: $398,328)		458,423
	Consumer, Cyclical – 6.26%
	Auto Manufacturers – 2.49%
	Oshkosh Truck Corp.	1,540	95,434
	Auto Parts & Equipment – 2.47%
	Johnson Controls, Inc.	800	94,488
	Retail – 1.30%
	CVS Caremark Corp.	970	38,441
	Lowe's Cos., Inc.	400	11,208
			49,649
	Total Consumer, Cyclical
	(Cost: $212,481)		239,571
	Consumer, Non-cyclical – 5.58%
	Commerical Services – 1.14%
	Robert Half International, Inc.	500	14,930
	Sotheby's Holdings, Inc.	600	28,674
			43,604
	Cosmetics & Toiletries – 3.42%
	Procter & Gamble Co.	1,860	130,832
	Food – 0.31%
	Koninklijke Ahold NV ADR	800	12,000
	Household Products – 0.71%
	Avery Dennison Corp.	480	27,370
	Total Consumer, Non-Cyclical
	(Cost: $201,810)		213,806
	Energy – 6.27%
	Oil & Gas – 3.44%
	Chesapeake Energy Corp.	1,040	36,670
	Oil States International, Inc.(a)	500	24,150
	Pride International, Inc.(a)	1,200	43,860
	Valero Energy Corp.	400	26,872
			131,552
	Oil & Gas Services – 2.83%
	Complete Production Services, Inc.(a)	1,000	20,480
	Schlumberger Ltd.	500	52,500
	Superior Energy Services(a)	1,000	35,440
			108,420
	Total Energy
	(Cost: $217,831)		239,972
	Financial – 18.69%
	Banks – 3.03%
	Allied Irish Banks PLC ADR	1,200	58,164
	Deutsche Bank AG	450	57,775
			115,939
	Diversified Financial Services – 4.48%
	Credit Suisse Group ADR	1,100	72,963
	Investment Technology Group, Inc.(a)	700	30,086
	Lehman Brothers Holdings, Inc.	500	30,865
	Morgan Stanley	600	37,800
			171,714
	Insurance – 10.66%
	American Financial Group, Inc.	1,500	42,780
	American International Group, Inc.	980	66,297
	Endurance Specialty Holdings Ltd.	790	32,824
	HCC Insurance Holdings, Inc.	700	20,048
	Markel Corp.(a)	100	48,400
	PartnerRe Ltd.	1,700	134,283
	Transatlantic Holdings, Inc.	900	63,297
			407,929
	Investment Companies – 0.38%
	KKR Financial Holdings LLC	860	14,491
	Real Estate – 0.14%
	CB Richard Ellis Group, Inc.(a)	200	5,568
	Total Financial
	(Cost: $759,594)		715,641
	Healthcare – 3.40%
	Healthcare-Products – 1.63%
	Johnson & Johnson	950	62,415
	Medical Services – 0.12%
	Alliance Imaging, Inc.(a)	500	4,530
	Pharmaceuticals – 1.65%
	Schering-Plough Corp.	2,000	63,260
	Total Healthcare
	(Cost: $126,427)		130,205
	Industrial – 22.99%
	Aerospace & Defense – 3.02%
	Boeing Co.	500	52,495
	Raytheon Co.	990	63,182
			115,677
	Electrical Components & Equipment – 1.27%
	Avnet, Inc.(a)	500	19,930
	Hubbell, Inc.	500	28,560
			48,490
	Electronics – 3.59%
	Jabil Circuit, Inc.	4,000	91,360
	Thermo Fisher Scientific, Inc.(a)	800	46,176
			137,536
	Engineering & Construction – 1.37%
	ABB Ltd. ADR	2,000	52,460
	Hand & Machine Tools – 0.88%
	Kennametal, Inc.	400	33,592
	Machinery-Diversified – 0.81%
	IDEX Corp.	850	30,932
	Metal Fabricate & Hardware – 1.16%
	Timken Co.	1,200	44,580
	Miscellaneous Manufacturing – 7.25%
	Dover Corp.	1,200	61,140
	General Electric Co.	2,500	103,500
	SPX Corp.	1,100	101,816
	Tyco International Ltd.	250	11,085
			277,541
	Transportation – 2.33%
	HUB Group, Inc.(a)	500	15,015
	Kirby Corp.(a)	500	22,070
	Norfolk Southern Corp.	1,000	51,910
			88,995
	Trucking & Leasing – 1.31%
	Aircastle Ltd.	400	13,368
	GATX Corp.	860	36,765
			50,133
	Total Industrial
	(Cost: $817,964)		879,936
	Technology – 12.77%
	Computers – 8.46%
	Apple, Inc.(a)	640	98,266
	International Business Machines Corp.	400	47,120
	Seagate Technology	2,520	64,462
	Western Digital Corp.(a)	4,500	113,940
			323,788
	Electronic Components – 0.87%
	Intersil Corp.	1,000	33,430
	Semiconductors – 2.87%
	Intel Corp.	2,000	51,720
	LSI Logic Corp.(a)	7,840	58,173
			109,893
	Software – 0.57%
	Activision, Inc.(a)	1,000	21,590
	Total Technology
	(Cost: $409,698)		488,701
	Utilities – 0.68%
	Gas – 0.68%
	UGI Corp.	1,000	25,980
	Total Utilities
	(Cost: $27,277)		25,980
	Total Common Stocks
	(Cost $3,529,865)		3,787,628

		Par Value
	SHORT-TERM INVESTMENT – 0.93%
	Time Deposit – 0.93%
	BBH Grand Cayman 4.37%, 10/01/2007	$35,572	$35,572
	Total Short-Term Investment
	(Cost $35,572)		35,572
	Total Investments
	(Cost $3,565,437) – 99.87%		3,823,200
	Other Assets in Excess of Liabilities, Net 0.13%		4,876
	Total Net Assets – 100.00%		$3,828,076

	ADR - American Depositary Receipt

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of September 30, 2007:

	Cost of Securities		$3,565,437
	Gross Unrealized Appreciation		348,422
	Gross Unrealized Depreciation		(90,659)

	Unrealized Appreciation/Depreciation		$257,763

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker Investment Trust

By:           /s/ Jeffry H. King, Sr.________________
 Jeffry H. King, Sr., Chief Executive Officer

Date:        11/12/2007________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jeffry H. King, Sr.___________________
 Jeffry H. King, Sr., Chief Executive Officer

Date:        11/12/2007___________________________

By:           /s/ Laurie Keyes ______________________
 Laurie Keyes, Treasurer

Date:        11/12/2007___________________________